Restatement of Certain Consolidated Financial Statements (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effect of restatement on the Company's balance sheet
Warrant liability	$ 1,616,325	$ 937,000
Total liabilities	5,228,126	6,029,870
Additional paid-in capital	9,437,422	8,256,864
Accumulated deficit	(7,715,384)	(3,684,743)
Total Stockholders' Equity	1,830,115	4,610,701	664,697
Effects of the restatement on the Company's statement of operations
Mark-to-market adjustment on warrant liability	(679,325)	2,038,000
Total Other Income (Expense)	(16,885)	3,909
Net loss before income tax	(3,961,397)	(1,593,173)
Net loss	(3,961,397)	(1,593,173)
Net Loss Per Share - Basic and diluted	$ (0.10)	$ (0.04)
Effect of restatement on the Company's statement of changes in stockholders' equity
Additional paid-in capital	9,437,422	8,256,864
Accumulated deficit	(7,715,384)	(3,684,743)
Total Stockholders' Equity	1,830,115	4,610,701	664,697
Effect of restatement on company's statement of cash flows
Net loss	(3,961,397)	(1,593,173)
Mark-to-market adjustment on warrant liability	679,325	(2,038,000)
As Originally Reported [Member]
Effect of restatement on the Company's balance sheet
Warrant liability
Total liabilities		5,092,870
Additional paid-in capital		11,231,864
Accumulated deficit		(5,722,743)
Total Stockholders' Equity		5,547,701
Effects of the restatement on the Company's statement of operations
Mark-to-market adjustment on warrant liability
Total Other Income (Expense)		32,767
Net loss before income tax		(3,631,173)
Net loss		(3,631,173)
Net Loss Per Share - Basic and diluted		$ (0.10)
Effect of restatement on the Company's statement of changes in stockholders' equity
Additional paid-in capital		11,231,864
Accumulated deficit		(5,722,743)
Total Stockholders' Equity		5,547,701
Effect of restatement on company's statement of cash flows
Net loss		(3,631,173)
Mark-to-market adjustment on warrant liability
Effect of Restatement [Member]
Effect of restatement on the Company's balance sheet
Warrant liability		937,000
Total liabilities		937,000
Additional paid-in capital		(2,975,000)
Accumulated deficit		2,038,000
Total Stockholders' Equity		(937,000)
Effects of the restatement on the Company's statement of operations
Mark-to-market adjustment on warrant liability		2,038,000
Total Other Income (Expense)		2,038,000
Net loss before income tax		2,038,000
Net loss		2,038,000
Net Loss Per Share - Basic and diluted		$ 0.06
Effect of restatement on the Company's statement of changes in stockholders' equity
Additional paid-in capital		(2,975,000)
Accumulated deficit		2,038,000
Total Stockholders' Equity		(937,000)
Effect of restatement on company's statement of cash flows
Net loss		2,038,000
Mark-to-market adjustment on warrant liability		$ (2,038,000)